CONVERTIBLE DEBT OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Convertible Debt Obligations
SCHEDULE OF CONVERTIBLE DEBT OBLIGATIONS

As of June 30, 2023 and December 31, 2022, the Company’s convertible obligations consisted of the following:

	As of June 30, 2023	As of December 31, 2022
Convertible debt obligations, end, gross	$3,911,290	$7,975,851
Convertible debt obligations, end, current portion	3,773,790	5,752,328
Convertible debt obligations, end, non-current portion	137,500	2,223,523

As of December 31, 2022 and 2021, the Company’s convertible obligations consisted of the following:

	As of December 31,
	2022	2021
Convertible debt obligations, beg, gross	$1,274,010	$1,531,639
Addition	9,599,390	—
Converted to equity	(459,370)	(257,629)
Converted to short term debt	(539,245)	—
Repayment	(509,311)	—
Deferred debt discount and Cost of Fund Raise	(1,389,623)	—
Convertible debt obligations, end, net	$7,975,851	$1,274,010
Convertible debt obligations, current portion	$5,752,328	$507,765
Convertible debt obligations, non-current portion	$2,223,523	$766,245